Value of Business Acquired and Deferred Acquisition Costs (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Changes in the VOBA Balance
Balance, beginning of period	$ 565	$ 586	$ 479	$ 696
Amortization - VOBA	(17)	29	(45)	14
Amortization - unlock benefit (charge), pre-tax	(73)	14	(34)	(64)
Adjustments to unrealized gains on fixed maturities, AFS and other	4	26	108	(60)
Balance, end of period	479	$ 655	508	$ 586
Expected Remaining VOBA Amortization (Successor Company)
2023			13
2024			10
2025			16
2026			25
2027			25
Changes in the DAC Asset (Successor Company)
Balance, beginning of period			0
Additions			22
Amortization - DAC			0
Amortization - unlock benefit (charge), pre-tax			0
Reinsurance impact			(11)
Balance, end of period	$ 0		$ 11